Loans and Allowance for Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Loans by Domicile and Industry of Borrower Segment Classification [Table Text Block]

	2020	2021
	(in millions)
Domestic:
Manufacturing	¥11,448,778	¥13,133,360
Construction	733,212	763,958
Real estate	12,054,671	11,997,301
Services	2,585,111	2,908,975
Wholesale and retail	7,504,561	7,766,070
Banks and other financial institutions (1)	5,161,093	6,443,296
Communication and information services	1,572,344	1,407,738
Other industries	8,673,871	8,838,718
Consumer	15,319,721	15,066,986

Total domestic	65,053,362	68,326,402

Foreign:
Governments and official institutions	726,347	655,367
Banks and other financial institutions (1)	11,788,225	10,649,029
Commercial and industrial	32,565,030	29,574,176
Other	8,404,062	6,822,771

Total foreign	53,483,664	47,701,343

Unearned income, unamortized premiums—net and deferred loan fees—net	(350,287)	(308,882)

Total (2)	¥118,186,739	¥115,718,863

Notes:
(1)	Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥344,790 million and ¥353,095 million at March 31, 2020 and 2021, respectively.

Nonaccrual Loans by Class [Table Text Block]

March 31, 2020:	Nonaccrual Loans (1)
(in millions)
Commercial
Domestic	¥312,972
Foreign	127,001
Residential	63,998
Card	61,172
MUAH	35,840
Krungsri	149,732
Other	27,754

Total	¥778,469

	Recorded Loan Balance
March 31, 2021:	Nonaccrual Loans (1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses (2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥565,671	¥111,141	¥4,355
Foreign	258,391	96,833	5,110
Residential	67,968	4,720	923
Card	60,200	—	37
MUAH	73,706	30,242	1,057
Krungsri	161,338	3,042	5,562
Other	26,567	29	4,203

Total	¥1,213,841	¥246,007	¥21,247

Notes:
(1)	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥8,562 million at March 31, 2020 and 2021, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
(2)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.

Impaired Loans by Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2020:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses (1)	Total	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥598,737	¥147,890	¥746,627	¥784,298	¥268,070
Foreign	141,897	56,464	198,361	220,283	96,009
Loans acquired with deteriorated credit quality	12,906	—	12,906	19,947	4,767
Residential (3)	88,075	4,822	92,897	107,629	12,770
Card (3)	65,240	280	65,520	72,714	19,799
MUAH (3)	33,884	33,835	67,719	84,737	5,977
Krungsri (3)	68,126	30,833	98,959	106,265	30,198
Other (3)	22,749	1,091	23,840	26,091	6,152

Total (2)	¥1,031,614	¥275,215	¥1,306,829	¥1,421,964	¥443,742

Notes:
(1)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
(2)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥330 million at March 31, 2020.
(3)	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.

Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class [Table Text Block]

	2019		2020
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥766,847	¥12,383	¥726,794	¥8,722
Foreign	159,999	3,127	174,831	3,013
Loans acquired with deteriorated credit quality	7,814	182	9,395	74
Residential	107,165	1,620	98,238	1,252
Card	66,187	1,614	65,270	1,241
MUAH	71,162	2,292	82,832	2,801
Krungsri	83,165	4,995	91,577	5,274
Other	—	—	11,854	494

Total	¥1,262,339	¥26,213	¥1,260,791	¥22,871

TDRs by Class [Table Text Block]

	2019		2020		2021
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥36,693	¥36,693	¥61,735	¥61,735	¥39,282	¥39,282
Foreign	5,692	5,692	39,827	39,827	33,839	33,839
Loans acquired with deteriorated credit quality	50	50	10,786	10,786	—	—
Residential (1)(3)	7,379	7,379	5,137	5,137	18,121	18,121
Card (2)(3)	19,685	18,837	22,625	21,561	20,857	19,737
MUAH (2)(3)	19,837	19,837	33,782	33,564	22,801	22,763
Krungsri (2)(3)	24,392	24,330	31,238	31,209	18,548	18,548
Other (2)(3)	—	—	12,781	12,780	24,968	24,956

Total	¥113,728	¥112,818	¥217,911	¥216,599	¥178,416	¥177,246

	2019	2020	2021
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥11,002	¥8,857	¥16,179
Foreign	—	2,337	9,861
Residential (1)(3)	362	31	157
Card (2)(3)	3,442	3,320	2,733
MUAH (2)(3)	349	4,656	3,437
Krungsri (2)(3)	7,926	7,305	6,226
Other (2)(3)	—	15	857

Total	¥23,081	¥26,521	¥39,450

Notes:
(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.
(3)	For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments and reduction in the stated rate was the primary concession type in the Card and Other segments. For the fiscal year ended March 31, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.

Credit Quality Indicators of Loans by Class [Table Text Block]

At March 31, 2020:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,695,889	¥1,186,044	¥220,245	¥51,102,178
Foreign	34,719,041	636,523	128,073	35,483,637
Loans acquired with deteriorated credit quality	8,255	9,739	18,978	36,972

Total	¥84,423,185	¥1,832,306	¥367,296	¥86,622,787

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,256,744	¥61,746	¥13,318,490
Card	¥504,357	¥61,286	¥565,643

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
(in millions)
MUAH	¥ 4,590,805	¥ 15,119	¥ 4,877,863	¥ 87,648	¥ 84,033	¥ 9,655,468

	Performing	Under- Performing	Non-Performing	Total (1)
	(in millions)
Krungsri	¥6,241,696	¥508,847	¥161,047	¥6,911,590

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,086,517	¥31,376	¥1,117,893

Credit Quality Indicators of Loans and Year of Origination by Class [Table Text Block]

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total (1)
At March 31, 2021:	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥29,805,641	¥10,256,709	¥9,410,172	¥5,360,221	¥4,736,515	¥6,945,092	¥19,401,336	¥9,776	¥85,925,462
Domestic	22,402,694	6,392,946	6,126,746	3,840,964	3,649,145	5,286,408	6,934,308	—	54,633,211
Normal	21,936,776	6,058,126	5,915,318	3,666,734	3,551,332	4,847,597	6,604,586	—	52,580,469
Close Watch	431,223	319,073	195,630	162,176	74,698	317,622	306,236	—	1,806,658
Likely to become Bankrupt or Legally/Virtually Bankrupt	34,695	15,747	15,798	12,054	23,115	121,189	23,486	—	246,084
Foreign	7,402,947	3,863,763	3,283,426	1,519,257	1,087,370	1,658,684	12,467,028	9,776	31,292,251
Normal	7,158,793	3,704,240	3,155,261	1,423,064	1,032,052	1,534,943	12,231,018	9,776	30,249,147
Close Watch	200,305	118,027	91,867	60,422	51,433	69,436	197,405	—	788,895
Likely to become Bankrupt or Legally/Virtually Bankrupt	43,849	41,496	36,298	35,771	3,885	54,305	38,605	—	254,209
Residential	¥623,328	¥847,314	¥822,883	¥892,166	¥1,304,110	¥8,660,022	¥32,984	¥8	¥13,182,815
Accrual	623,035	846,787	822,411	891,407	1,302,427	8,599,621	30,897	—	13,116,585
Nonaccrual	293	527	472	759	1,683	60,401	2,087	8	66,230
Card	¥14	¥96	¥171	¥304	¥110	¥513	¥417,804	¥60,284	¥479,296
Accrual	1	10	13	19	7	79	404,301	14,666	419,096
Nonaccrual	13	86	158	285	103	434	13,503	45,618	60,200
MUAH (2)	¥1,406,996	¥1,366,930	¥915,570	¥861,742	¥770,568	¥1,291,561	¥1,882,377	¥—	¥8,495,744
Credit Quality Based on the Number of Delinquencies
Accrual	472,892	608,580	324,369	552,380	516,051	656,087	130,514	—	3,260,873
Nonaccrual	—	725	518	1,139	1,035	14,801	828	—	19,046
Credit Quality Based on Internal Credit Ratings
Pass	920,959	707,841	486,354	287,316	236,715	542,634	1,625,799	—	4,807,618
Special Mention	4,865	31,361	49,784	14,904	9,522	30,015	76,487	—	216,938
Classified	8,280	18,423	54,545	6,003	7,245	48,024	48,749	—	191,269
Krungsri	¥1,316,031	¥1,197,815	¥958,241	¥506,919	¥285,427	¥402,752	¥1,922,946	¥14,514	¥6,604,645
Performing	1,251,246	1,086,710	855,915	434,818	241,811	314,114	1,754,840	—	5,939,454
Under-Performing	52,821	85,408	74,848	57,314	31,886	57,129	144,447	—	503,853
Non-Performing	11,964	25,697	27,478	14,787	11,730	31,509	23,659	14,514	161,338
Other	¥338,342	¥164,650	¥84,115	¥37,394	¥11,030	¥8,538	¥342,619	¥—	¥986,688
Accrual	335,830	159,363	79,608	35,366	10,556	8,201	331,197	—	960,121
Nonaccrual	2,512	5,287	4,507	2,028	474	337	11,422	—	26,567

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥365 million and nil as of March 31, 2020 and 2021, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages of Past Due Loans by Class [Table Text Block]

At March 31, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,215	¥26,971	¥36,186	¥51,065,992	¥51,102,178	¥4,720
Foreign	9,927	23,548	33,475	35,450,162	35,483,637	164
Residential	48,404	15,443	63,847	13,248,278	13,312,125	6,288
Card	14,735	29,997	44,732	518,008	562,740	—
MUAH	31,052	14,435	45,487	9,603,339	9,648,826	2,101
Krungsri	160,253	129,186	289,439	6,616,104	6,905,543	—
Other	16,442	24,348	40,790	1,069,186	1,109,976	—

Total	¥290,028	¥263,928	¥553,956	¥117,571,069	¥118,125,025	¥13,273

At March 31, 2021:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥4,763	¥22,996	¥27,759	¥54,605,452	¥54,633,211	¥4,673
Foreign	7,302	22,473	29,775	31,262,476	31,292,251	91
Residential	39,577	28,375	67,952	13,114,863	13,182,815	11,150
Card	2,127	26,786	28,913	450,383	479,296	—
MUAH	42,082	29,337	71,419	8,424,325	8,495,744	4,626
Krungsri	131,573	127,533	259,106	6,345,539	6,604,645	—
Other	21,776	24,201	45,977	940,711	986,688	—

Total	¥249,200	¥281,701	¥530,901	¥115,143,749	¥115,674,650	¥20,540

Note:
(1)	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At March 31, 2021, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment [Table Text Block]

Fiscal year ended March 31, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥491,098	¥42,546	¥32,119	¥53,765	¥144,596	¥764,124
Provision for (reversal of) credit losses	(43,850)	(4,480)	23,809	9,277	49,574	34,330
Charge-offs	76,664	274	24,310	13,224	59,569	174,041
Recoveries collected	17,565	834	932	3,733	21,053	44,117

Net charge-offs	59,099	(560)	23,378	9,491	38,516	129,924
Other (1)	1,466	—	—	(970)	(10,842)	(10,346)

Balance at end of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥658,184

Fiscal year ended March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for (reversal of) credit losses	153,782	(1,028)	26,542	30,825	70,023	41,569	321,713
Charge-offs	85,326	3,227	25,149	27,934	77,907	23,592	243,135
Recoveries collected	26,427	375	1,237	4,173	23,170	8,476	63,858

Net charge-offs	58,899	2,852	23,912	23,761	54,737	15,116	179,277
Other (1)	(2,223)	—	—	(650)	9,528	2,265	8,920

Balance at end of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Fiscal year ended March 31, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments (2)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for credit losses	235,584	1,385	17,876	90,064	90,167	49,134	484,210
Charge-offs	77,904	2,745	24,564	40,376	93,192	51,725	290,506
Recoveries collected	9,262	13	1,463	4,362	23,415	6,567	45,082

Net charge-offs	68,642	2,732	23,101	36,014	69,777	45,158	245,424
Other (1)	1,532	—	—	(6,327)	(14,953)	(3,891)	(23,639)

Balance at end of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391

Notes:
(1)	Other is principally comprised of gains or losses from foreign exchange translation.
(2)	See Note 1 for more information.

Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment [Table Text Block]

At March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥364,079	¥12,651	¥19,799	¥5,977	¥30,198	¥5,073	¥437,777
Collectively evaluated for impairment	108,100	21,130	15,369	53,013	139,401	22,566	359,579
Loans acquired with deteriorated credit quality (2)	10,096	965	12	5	27	1,079	12,184

Total	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Loans:
Individually evaluated for impairment	¥944,988	¥92,448	¥65,292	¥67,719	¥98,959	¥17,512	¥1,286,918
Collectively evaluated for impairment	85,640,827	13,219,677	497,448	9,581,107	6,806,584	1,092,464	116,838,107
Loans acquired with deteriorated credit quality (2)	36,972	6,365	2,903	7,007	6,047	7,917	67,211

Total (1)	¥86,622,787	¥13,318,490	¥565,643	¥9,655,833	¥6,911,590	¥1,117,893	¥118,192,236

Notes:
(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.